Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
The accompanying unaudited statement of operations and changes in common stock subject to possible redemption and stockholders’ deficit for the three-month period ended June 30, 2021 are presented in U.S. dollars in conformity with GAAP and pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management necessary for the fair presentation of the results of operations for the period presented. The interim results for the period ended June 30, 2021, are not necessarily indicative of the results to be expected for the year ending December 31, 2021, or for any future periods.
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial statements, operating results and cash flows for the period presented.
The interim results for the period ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.
Basis of Presentation
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company’s fiscal year ends on December 31.
Basis of Presentation
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company’s fiscal year ends on December 31.
The condensed consolidated balance sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date. The Company has condensed or omitted certain information and note disclosures normally included in financial statements prepared in accordance with GAAP pursuant to the applicable required disclosures and regulations of the U.S Securities and Exchange Commission (“SEC”). As such, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto, as of and for the year ended December 31, 2020, included in the Proxy Statement/Prospectus filed with the SEC on October 21, 2021.
In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the Company’s financial position, results of operations, and cash flows. The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or any other future interim or annual period.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities during the reporting period. Actual results could differ from those estimates.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities during the reporting period. Actual results could differ from those estimates.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates include, but are not limited to, valuation of financial instruments, valuation of common stock and stock-based awards, revenue recognition, collectability of accounts receivable, valuation of acquired intangible assets and goodwill, useful lives of intangible assets, useful lives of property and equipment, the incremental borrowing rate applied in lease accounting, income taxes and deferred income tax assets and associated valuation allowances. The Company bases these estimates and assumptions on historical experience and various other assumptions that it considers reasonable. The actual results could differ materially from these estimates.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Estimates include, but are not limited to, valuation of financial instruments, valuation of common stock and stock-based awards, revenue recognition, collectability of accounts receivable, valuation of acquired intangible assets and goodwill, useful lives of intangible assets, useful lives of property and equipment, the incremental borrowing rate applied in lease accounting, income taxes and deferred income tax assets and associated valuation allowances. The Company bases these estimates and assumptions on historical experience and various other assumptions that it considers reasonable. The actual results could differ materially from these estimates.

Foreign Currency
Foreign Currency
On January 1, 2020 the Company concluded that the functional currency of its foreign subsidiaries had changed from the U.S. dollar to the local currency of the economic environment in which it primarily operates. This change occurred due to changes in the Company’s operating structure and global operating model. The Company accounted for the change in functional currency prospectively. The financial statements of these subsidiaries are translated into U.S. dollars using period-end rates of exchange for assets and liabilities, historical rates of exchange for equity, and average rates of exchange for revenue and expenses. For the year ended December 31, 2020, translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of stockholders’ deficit and unrealized foreign exchange gains and losses due to re-measurement of monetary assets and liabilities denominated in non-functional currencies as well as realized foreign exchange gains and losses on foreign exchange transactions are recorded in other income (expense), net in the consolidated statements of operations. For the year ended December 31, 2019, foreign currency gains or losses were recorded in the consolidated statements of operations.

Cash and Cash Equivalents	Cash and Cash EquivalentsCash and cash equivalents consist of highly liquid investments with insignificant interest rate risk and original maturities of three months or less at the time of purchase. Cash and cash equivalents include demand deposits and money market accounts. Interest is accrued as earned. Cash and cash equivalents are recorded at cost, which approximates fair value.
Marketable Securities
Marketable Securities Held in Trust Account
The Company’s portfolio of investments held in the Trust Account are comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less, classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on marketable securities, dividends and interest held in the Trust Account in the accompanying statement of operations. The fair value for trading securities is determined using quoted market prices in active markets.
Marketable Securities
The Company’s marketable securities are comprised of certificates of deposit (“CDs”), commercial paper, corporate securities, U.S. Treasury securities, and asset-backed securities. The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company has classified and accounted for its investments as available-for-sale securities as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. As a result, the Company classifies its investments, including securities with stated maturities beyond 12 months, within current assets on the consolidated balance sheets. Available-for-sale securities are recorded at fair value each reporting period. Unrealized gains and losses on these investments are reported as a separate component of accumulated other comprehensive income (loss) on the consolidated balance sheets until realized. Interest income is reported within interest income in the consolidated statements of operations. The Company periodically evaluates its marketable securities to assess whether those with unrealized loss positions are other-than-temporarily impaired. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time the investment has been in a loss position, the extent to which the fair value is less than the Company’s cost basis, the financial condition and near-term prospects of the investee. Realized gains and losses are determined based on the specific identification method and are reported in other income (expense), net in the consolidated statements of operations. If the Company determines that the decline in an investment’s fair value is other than temporary, the difference is recognized as an impairment loss in the consolidated statements of operations.
Fair Value Measurements
Fair Value Measurements
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820 approximates the carrying amounts represented in the balance sheet.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
•Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2: Observable inputs other than Level 1 inputs. Example of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
•Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
Fair Value Measurements
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820 approximates the carrying amounts represented in the balance sheet.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
•Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2: Observable inputs other than Level 1 inputs. Example of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
•Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
Fair Value Measurements
The Company accounts for certain assets and liabilities at fair value, which is the expected exchange price that would be received for an asset or an exit price paid to transfer a liability in an orderly transaction between market participants on the measurement date. Assets and liabilities measured at fair value are classified into the following categories based on the degree to which the inputs the Company uses to measure the fair values are observable in active markets. The Company uses the most observable inputs available when measuring fair value.
•Level 1: Observable inputs such as unadjusted quoted prices for identical assets or liabilities in active markets;
•Level 2: Observable inputs such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in inactive markets, or inputs that are derived principally from or corroborated by observable market data or other means; and
•Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Accounts Receivable and Allowance for Doubtful Accounts	Accounts Receivable and Allowance for Doubtful AccountsThe Company records accounts receivable at the original invoiced amount. The Company maintains an allowance for doubtful accounts for any receivables it may be unable to collect and reduces the allowance when it determines that it will be unable to collect specific receivables. The Company determines the allowance based on its receivables’ age, the customers’ credit quality, and current economic conditions, among other factors that may affect the customers’ ability to pay.
Restricted Cash	Restricted Cash The Company’s restricted cash balance is primarily invested in a savings account and pledged as collateral for standby letters of credit as security deposits for the Company’s office leases.
Property and Equipment
Property and Equipment
Property and equipment are recorded at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the estimated useful life of 5 years or the lease term
Maintenance and repair costs are expensed as incurred.

Capitalized Internal-use Software	Capitalized Internal-use SoftwareThe Company capitalizes internal-use software costs when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed, and the software will be used as intended. Costs related to preliminary project activities and post-implementation activities are expensed as incurred and costs related to the application development stage are capitalized. Capitalized costs are recorded as part of property and equipment, net. The capitalized costs related to internal-use software are amortized on a straight-line basis over an estimated useful life of two to three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
Business Combinations	Business CombinationsThe Company includes the results of operations of the businesses that it acquires from the date of acquisition. The Company accounts for its acquisitions using the acquisition method of accounting. The Company allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired, based on their estimated fair values. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain identifiable assets include, but are not limited to, expected long-term market growth, future expected operating expenses, appropriate discount rates, and useful lives. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition costs, such as legal and consulting fees, are expensed as incurred. During the measurement period, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, which is not to exceed one year from the acquisition date, any subsequent adjustments are recorded in the consolidated statements of operations.
Goodwill and Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in connection with business combinations accounted for using the acquisition method of accounting. Goodwill is not amortized, but is tested for impairment at least annually, in the fourth quarter, or whenever events or changes in circumstances indicate that goodwill might be impaired. For all periods presented the Company had one reporting unit. The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. If the Company determines, based on the qualitative factors, that the fair value of the reporting unit is more likely than not to be less than the carrying amount, then a quantitative goodwill impairment test is required. There was no impairment of goodwill recorded for the years ended December 31, 2020 and 2019.
Intangible assets consist of identifiable intangible assets, including customer relationships and developed technology, resulting from the Company’s acquisitions. Acquired intangible assets are recorded at cost, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization costs are recorded in sales and marketing in the consolidated statements of operations.
Impairment of Long-Lived Assets	Impairment of Long-Lived AssetsProperty and equipment and other long-lived assets, such as finite-lived intangible assets, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If impairment is indicated, an impairment loss is recognized as the amount by which the carrying amount exceeds the fair value.
Leases
Leases
Results and disclosure requirements for all periods presented are presented under ASU 2016-02, Leases (“Topic 842”).
The Company has various lease agreements related to real estate that are all classified as operating leases. At the inception of the Company’s contracts it determines if the contract is or contains a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For leases that have greater than a 12-month lease term, right-of-use (“ROU”) assets and operating lease liabilities are recognized on the consolidated balance sheets at commencement date based on the present value of remaining fixed lease payments.
Certain of the Company’s leases include options to extend the lease, with renewal terms that can extend the lease term from one month to five years. If the Company is reasonably certain to exercise an option to extend a lease, the extension period is included as part of the ROU asset and the operating lease liability.
When the discount rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate at lease commencement in order to discount lease payments to present value for purposes of performing lease classification tests and measuring the lease liability. The Company’s incremental borrowing rate represents the rate of interest the Company would have to pay to borrow, on a collateralized basis, over a similar term an amount equal to the lease payments in a similar economic environment.
The operating lease ROU asset also includes accrued lease expense resulting from the straight-line accounting under prior accounting methods, which is now being amortized over the remaining life of the lease.
The Company’s lease payments are largely fixed. Variable lease payments exist in circumstances such as payments for property tax, insurance, and common area maintenance. Variable lease payments are recognized in operating expense in the period in which the obligation for those payments are incurred. Certain of the Company’s leases include an option to early terminate the lease. The Company’s leases may contain early termination options which may result in an early termination fee. The Company early terminated one of its leases in October 2020 and incurred an early termination fee of $0.1 million. The Company has a significant lease for its new headquarters in San Francisco, California, which does not include an option to early terminate. The first portion of the lease commenced in June 2020 and the second, and final portion of the lease, commenced in January 2021.
For the Company’s leases, it has elected to not apply the recognition requirements to leases of twelve months or less. These leases are expensed on a straight-line basis and no operating lease liability will be recorded.

Concentration of Credit and Customer Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. As of June 30, 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. As of September 30, 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Concentration of Credit and Customer Risks
Financial instruments that are exposed to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities and accounts receivable. The Company maintains cash and cash equivalents and marketable securities with domestic and foreign financial institutions and at times may exceed federally insured limits. The Company performs periodic evaluations of the relative credit standing of these institutions. The
Company maintains investments in U.S. government debt and agency securities, corporate debt securities, certificates of deposit, and commercial paper that carry high credit ratings and accordingly, minimal credit risk exists with respect to these balances.
Revenue Recognition, Deferred Revenue, Practical Expedients and Exemptions and Cost of Revenue
Revenue Recognition
The Company generates a majority of its revenue from the delivery of advertising services.
The Company determines revenue recognition through the following steps:
(1)Identification of the contract, or contracts, with a customer
(2)Identification of the performance obligations in the contract
(3)Determination of the transaction price
(4)Allocation of the transaction price to the performance obligations in the contract
(5)Recognition of revenue when, or as, the Company satisfies a performance obligation
The Company recognizes advertising revenue after satisfying its contractual performance obligation, which, for the majority of its advertising arrangements, is when an advertising impression is displayed to users. None of the Company’s arrangements contain minimum impression guarantees. The Company typically bills advertisers on a monthly basis and the payment terms vary by customer type and location. The Company has other advertising arrangements for the sale of local sponsorship and local deals which are typically fixed-fee arrangements and revenue is recognized on a straight-line basis over the non-cancellable contractual term of the agreement, generally beginning on the date its service is made available to the customer.
Deferred Revenue
In certain advertising arrangements the Company requires payment upfront from its customers. The Company records deferred revenue when it collects cash from customers in advance of revenue recognition. As of December 31, 2020 and 2019, deferred revenue was $2.6 million and $0.7 million, respectively, and included within accrued expenses and other current liabilities on the consolidated balance sheets.
For the years ended December 31, 2020 and 2019, revenue recognized from deferred revenue at the beginning of each year was $0.7 million and $0.2 million, respectively.
Practical Expedients and Exemptions
The Company expenses sales commissions as incurred because the expected period of benefit is less than one year. These costs are recorded within sales and marketing expenses in the consolidated statements of operations.
The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which it recognizes revenue at the amount to which it has the right to invoice for services performed.
Cost of Revenue
Cost of revenue consists primarily of expenses associated with the delivery of the Company’s revenue generating activities, including third-party costs of hosting its platform and allocated personnel-related costs, including salaries, benefits and stock-based compensation for employees engaged in development of its revenue generating products. Cost of revenue also includes third-party costs associated with delivering and supporting its advertising products and credit card transaction fees related to processing customer transactions.

Research and Development
Research and Development
Research and development expenses consist primarily of personnel-related costs, including salaries, benefits and stock-based compensation for its employees engaged in research and development, as well as costs for consultants, contractors and third-party software. In addition, allocated overhead costs, such as facilities, information technology, and depreciation are included in research and development expenses.

Sales and Marketing, General and Administrative
Sales and Marketing
Sales and marketing expenses consist primarily of personnel-related costs and other costs which include salaries, commissions, benefits, and stock-based compensation for employees engaged in sales and marketing activities as well as other costs including third-party consulting, public relations, allocated overhead costs, and amortization of acquired intangible assets. Sales and marketing expenses also include brand and performance marketing for both user and small and mid-sized customer acquisition, and neighbor services, which includes personnel-related costs for the Company's neighbor support team, its outsourced neighbor support function, and verification costs.
General and Administrative
General and administrative expenses consist primarily of personnel-related costs, including salaries, benefits, and stock-based compensation, for certain executives, finance, legal, information technology, human resources, and other administrative employees. In addition, general and administrative expenses include fees and costs for professional services, including consulting, third-party legal and accounting services, and allocated overhead costs.

Advertising Cost	Advertising CostsAdvertising costs which consist primarily of brand and performance marketing are expensed as incurred and are included in sales and marketing expense in the consolidated statements of operations.
Income Taxes
Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of June 30, 2021, the deferred tax asset is de minimis.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the United States is the Company’s only major tax jurisdiction.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of September 30, 2021, the deferred tax asset is de minimis.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the United States is the Company’s only major tax jurisdiction.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred income taxes are recognized for differences between financial reporting and tax bases of assets and liabilities at the enacted statutory tax rates in effect for the years in which the temporary differences are expected to reverse. Management makes an assessment of the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s historical operating performance and the recorded cumulative net losses in prior fiscal periods, the U.S. net deferred tax assets have been fully offset by a valuation allowance.
The Company operates in various tax jurisdictions which are subject to audit by various tax authorities. The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The Company recognizes interest and penalties related to unrecognized tax benefits in the income tax provision in the consolidated statements of operations.

Net Loss Per Share of Common Stock
Net Loss Per Share of Common Stock
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding during the period, excluding common stock shares subject to forfeiture.
Class K common stock will convert into Class A common stock after the initial Business Combination only to the extent certain triggering events occur prior to the 10th anniversary of the initial Business Combination, including three equal triggering events based on the Company’s stock trading at $20.00, $25.00 and $30.00 per share following the first anniversary of the closing of the initial Business Combination and also upon specified strategic transactions. The Company has not considered the effect of the Class K common stock in the calculation of diluted loss per share since the conversion of Class K common stock into Class A common stock is contingent upon the occurrence of future events.
Class B shares and Private Placement Shares are included in the calculation of non-redeemable earnings per share.
The Company’s statements of operations include a presentation of income (loss) per share for shares of common stock subject to possible redemption in a manner similar to the two-class method of income (loss) per share. With respect to the accretion of the Class A common stock subject to possible redemption and consistent with ASC Topic 480-10-S99-3A, the Company has treated the accretion in the same manner as a dividend in the calculation of net income/(loss) per common stock. As of June 30, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.
A reconciliation of net loss per common stock is as follows for the period from January 29, 2021 (inception) through June 30, 2021:

Net loss	$(16,940,140)
Accretion of temporary equity to redemption value	(2,498,065)
Net loss including accretion of temporary equity to redemption value	$(19,438,205)

	Class A-t	Class A-p	Class B
Basic and diluted net income (loss) per share
Numerator
Allocation of net loss including accretion of temporary equity	(15,989,188)	(435,182)	(3,013,835)
Accretion of temporary equity to redemption value	2,498,065	—	—
Allocation of net income (loss)	(13,491,123)	(435,182)	(3,013,835)
Denominator
Weighted-average shares outstanding	26,526,318	721,974	5,000,000
Basic and diluted net income (loss) per share	$(0.51)	$(0.60)	$(0.60)
Net Loss Per Share of Common Stock
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding during the period, excluding common stock shares subject to forfeiture.
Class K common stock will convert into Class A common stock after the initial Business Combination only to the extent certain triggering events occur prior to the 10th anniversary of the initial Business Combination, including three equal triggering events based on the Company’s stock trading at $20.00, $25.00 and $30.00 per share following the first anniversary of the closing of the initial Business Combination and also upon specified strategic transactions. The Company has not considered the effect of the Class K common stock in the calculation of diluted loss per share since the conversion of Class K common stock into Class A common stock is contingent upon the occurrence of future events.
Class B shares and Private Placement Shares are included in the calculation of non-redeemable earnings per share.
The Company’s statements of operations include a presentation of income (loss) per share for shares of common stock subject to possible redemption in a manner similar to the two-class method of income (loss) per share. With respect to the accretion of the Class A common stock subject to possible redemption and consistent with ASC Topic 480-10-S99-3A, the Company has treated the accretion in the same manner as a dividend, to the extent the redemption value exceeds the fair value, in the calculation of the net income/(loss) per common stock. As of September 30, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted income (loss) per share is the same as basic loss per share for the period presented.
A reconciliation of net loss per common stock is as follows:

	For the three months ended September 30, 2021 (Unaudited)	Inception to date September 30, 2021 (Unaudited)
Net Income (loss)	$4,008,374	$(12,931,766)
Accretion of temporary equity to redemption value	—	—
Net loss including accretion of temporary equity to redemption value	$4,008,374	$(12,931,766)

	For the three months ended September 30, 2021			Inception to date September 30, 2021
	(Unaudited)			(Unaudited)
	Class A-t	Class A-p	Class B	Class A-t	Class A-p	Class B
Basic and diluted net income (loss) per share
Numerator
Allocation of net loss Including accretion of temporary equity	$3,493,750	$95,049	$419,575	$(10,937,054)	$(297,614)	$(1,697,098)
Accretion of temporary equity to redemption value	—	—	—	—	—	—
Allocation of net income (loss)	$3,493,750	$95,049	$419,575	$(10,937,054)	$(297,614)	$(1,697,098)
Denominator
Weighted average shares outstanding, basic and diluted	41,634,412	1,132,688	5,000,000	32,222,812	876,833	5,000,000
Basic and diluted net income (loss) per share	$0.08	$0.08	$0.08	$(0.34)	$(0.34)	$(0.34)
The June 30, 2021 Form 10-Q statement of operations and Note 2, Summary of Significant Accounting Policies, Net Loss per Share Common Stock, included an immaterial misstatement related to the numerator in the earnings (loss) per share calculation for the three months ended June 30, 2021 and for the period from January 29, 2021 (inception) through June 30, 2021 for all three classes of common stock. The numerator incorrectly included accretion of temporary equity to redemption value of $2,498,065 instead of $0 for each of these periods.
Basic and diluted net loss per share for the Class A common stock subject to possible redemption for the three months ended June 30, 2021 should have been ($0.07) per share compared to ($0.06) per share disclosed; basic and diluted net loss per share for the Class A non-redeemable common stock should have been ($0.07) per share compared to ($0.12) per share disclosed; and basic and diluted net loss per share for the Class B common stock should have been ($0.07) per share compared to ($0.12) per share disclosed.
Basic and diluted net loss per share for the Class A common stock subject to possible redemption for the period from January 29, 2021 (inception) through June 30, 2021 should have been ($0.53) per share compared to ($0.51) per share disclosed; basic and diluted net loss per share for the Class A non-redeemable common stock should have been ($0.53) per share compared to ($0.60) per share disclosed; and basic and diluted net loss per share for the Class B common stock should have been ($0.53) per share compared to ($0.60) per share disclosed.
Net Loss Per Share Attributable to Common Stockholders
The Company presents net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. Under the two-class method, net loss is attributed to common stockholders and participating securities based on their participation rights. The Company considers its redeemable convertible preferred stock, early exercised stock options, and unvested restricted stock to be participating securities and contractually entitles the holders of such shares to participate in dividends but does not contractually obligate the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to these securities.
The Company computes basic net loss per share attributable to common stockholders by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, because all potentially dilutive securities are anti-dilutive.

Stock-Based Compensation	Stock-Based CompensationStock-based compensation expense for stock-based awards granted to employees and non-employees is measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations on a straight-line basis over the period during which services are provided in exchange for the award, generally, the vesting period of the award. The grant date fair value of stock options granted is estimated using the Black-Scholes option pricing model. Forfeitures are accounted for as they occur.
Segments	SegmentsThe Company has one reportable and operating segment. The Company’s chief operating decision maker is its Chief Executive Officer ("CEO"), who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying financial statements.
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the accompanying financial statements.
Recently Adopted Accounting Pronouncements
In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-01 amends certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The Company adopted this standard as of January 1, 2019, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“Topic 842”), which generally requires companies to recognize operating and financing lease liabilities and corresponding ROU assets on the consolidated balance sheets. On January 1, 2019, the Company adopted Topic 842 using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application.
Upon adoption of the new standard on January 1, 2019, the Company did not elect the package of practical expedients provided under the guidance, and therefore reassessed whether existing or expired contracts are or contain a lease, the lease classification, and any initial direct costs for any existing leases.
The Company has elected to not separate the lease and non-lease components within the contract. Therefore, all fixed payments associated with the lease are included in the ROU asset and the lease liability. These costs often relate to the payments for a proportionate share of real estate taxes, insurance, common area maintenance, and other operating costs in addition to a base rent. Any variable payments related to the lease will be recorded as lease expense when and as incurred. The Company has elected this practical expedient for its real estate asset class. As an accounting policy election, the Company has also included both lease and non-lease components within the lease expense. The Company did not elect the hindsight practical expedient.
Adoption of the new standard resulted in operating lease ROU assets of $5.4 million and operating lease liabilities of $5.4 million, of which $2.8 million was recorded in operating lease liabilities, current and $2.6 million in operating lease liabilities, non-current on the consolidated balance sheets as of January 1, 2019. The adoption of the new standard did not have a material impact on the consolidated statements of operations or on the consolidated statements of cash flows.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The Company adopted this standard as of January 1, 2019, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In February 2018, the FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows companies to reclassify stranded tax effects resulting from the 2017 Tax Cuts and Jobs Act (“Tax Act”), from accumulated other comprehensive income to retained earnings. The Company adopted this standard as of January 1, 2019, and the adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 changes the disclosure requirements for fair value measurement. The Company adopted this standard as of January 1, 2020, and the adoption did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and has since issued various amendments including ASU 2018-19, ASU 2019-04, and ASU 2019-05. The guidance and related amendments modify the accounting for credit losses for most financial assets and require the use of an expected loss model, replacing the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The new guidance will be effective for the Company beginning January 1, 2023, though early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU 2019-12, Income Taxes – Topic 740 – Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principals in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The ASU is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.